Other non-current Assets - Schedule of Other Non-current Assets (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Other Assets Noncurrent Disclosure [Line Items]
Long-term loans receivable	¥ 3,421	¥ 937
Loan Receivable for the Period 24 to 36 Months [Member]
Other Assets Noncurrent Disclosure [Line Items]
Loan receivable face or par amount	¥ 3,400
Loan Receivable for the Period 24 to 36 Months [Member] | From May 2021 To May 2022 [Member] | Maximum [Member]
Other Assets Noncurrent Disclosure [Line Items]
Loans Receivable Term	36 months
Loans receivable month of maturity	2025-06
Loan Receivable for the Period 24 to 36 Months [Member] | From May 2021 To May 2022 [Member] | Minimum [Member]
Other Assets Noncurrent Disclosure [Line Items]
Loans Receivable Term	24 months
Loans receivable month of maturity	2024-05